Fair Value Measurements - Schedule of Assumptions used in Pricing Model (Details) - Black-Scholes Option Pricing Model - Level 3	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Rate | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0395
Interest Rate | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.0399
Interest Rate | Legacy Allurion Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0359	0.0395
Interest Rate | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0358
Interest Rate | Public Offering Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0358
Interest Rate | Legacy Allurion Series A 1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.0442
Interest Rate | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.0441
Interest Rate | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.0411
Interest Rate | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0365	0.0388	0.0392
Interest Rate | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0388
Interest Rate | Legacy Allurion Series D-1 Preferred Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0365		3.88
Interest Rate | Legacy Allurion Series D-1 Preferred Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0371		3.92
Exercise Price | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		1.05
Exercise Price | Other Common Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			1.02
Exercise Price | Other Common Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			1.1
Exercise Price | Legacy Allurion Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	1.05	1.05
Exercise Price | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	1.2
Exercise Price | Public Offering Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	1.2
Exercise Price | Legacy Allurion Series A 1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			1.9
Exercise Price | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			2.38
Exercise Price | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.01
Exercise Price | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	6.73	6.73	6.58
Exercise Price | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	12.14	12.14	11.87
Estimated Fair Value of Underlying Share Price | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		3.74
Estimated Fair Value of Underlying Share Price | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			4.54
Estimated Fair Value of Underlying Share Price | Legacy Allurion Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.61	3.74
Estimated Fair Value of Underlying Share Price | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.61
Estimated Fair Value of Underlying Share Price | Public Offering Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.61
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series A 1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			6.75
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			6.91
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			4.54
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.61	3.74	7.24
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.61	3.74	11.31
Expected Volatility | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		1
Expected Volatility | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			63
Expected Volatility | Legacy Allurion Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.90	1
Expected Volatility | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.90
Expected Volatility | Public Offering Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.90
Expected Volatility | Legacy Allurion Series A 1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.69
Expected Volatility | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.65
Expected Volatility | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.63
Expected Volatility | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.90	1	0.63
Expected Volatility | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.90	1	63
Expected Life (Years) | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		3 years 8 months 8 days
Expected Life (Years) | Other Common Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			4 years 7 months 6 days
Expected Life (Years) | Other Common Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			4 years 8 months 12 days
Expected Life (Years) | Legacy Allurion Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	2 years 11 months 8 days	3 years 8 months 8 days
Expected Life (Years) | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	4 years 9 months
Expected Life (Years) | Public Offering Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	4 years 9 months
Expected Life (Years) | Legacy Allurion Series A 1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			3 months
Expected Life (Years) | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			2 years
Expected Life (Years) | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			4 years
Expected Life (Years) | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	6 years 6 months	7 years 3 months	8 years 2 months 12 days
Expected Life (Years) | Legacy Allurion Series D-1 Preferred Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	6 years 6 months	7 years 3 months	8 years 2 months 12 days
Expected Life (Years) | Legacy Allurion Series D-1 Preferred Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	7 years 11 months 15 days	8 years 8 months 15 days	9 years 8 months 12 days